Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Columbia Intermediate Duration Municipal Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1],[2]	4.83%	0.33%	1.49%
Columbia Intermediate Duration Municipal Bond Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1],[2]	8.28%	1.15%	1.99%
Columbia Intermediate Duration Municipal Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1],[2]	6.41%	0.36%	1.15%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2]	8.28%	1.15%	2.00%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1],[2]	8.36%	1.22%	2.07%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1],[2],[3]	8.40%	1.25%	2.08%
Columbia Intermediate Duration Municipal Bond Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1],[2],[4]	8.27%	1.15%	2.00%
Without Sales Load [Member] | Columbia Intermediate Duration Municipal Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1],[2]	8.07%	0.95%	1.79%
Without Sales Load [Member] | Columbia Intermediate Duration Municipal Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1],[2]	7.41%	0.36%	1.15%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		9.70%	1.05%	2.30%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent		7.86%	1.12%	2.14%

[1]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[2]	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
[3]	The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
[4]	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.